LOANS (covered) - Covered Nonaccrual Loans (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 11,722	$ 11,160	$ 19,755
Interest income effect
Gross amount of interest that would have been recorded under original terms	673	1,020	1,453
Interest included in income	85	58	398
Net impact on interest income	588	962	1,055
Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	4,498	7,203	16,190
Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,986	2,192	2,074
Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	4,227	1,747	1,491
All other
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 11	$ 18	$ 0